ACCOUNTING METHODOLOGY CHANGE FOR PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
CONSOLIDATED STATEMENTS OF EARNINGS, COMPREHENSIVE INCOME and RETAINED EARNINGS
Cost of sales																	$ 5,609	[1]	$ 4,383	[1]	$ 3,420	[1]
Gross profit	204		433		474		458		315	[2]	430	[3]	390	[4]	324	[5]	1,569	[1]	1,459	[1]	976	[1]
Selling, general and administrative expenses																	481	[1]	434	[1]	379	[1]
Research and development expenses																	159	[1]	152	[1]	125	[1]
Operating Earnings (loss)																	937		844		276
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest																	880		618		185
Provision for income taxes from continuing operations																	274		202		74
Earnings (loss) from continuing operations	12	[6]	174	[7]	219	[8]	201	[9]	(8)	[2]	167	[3]	147	[4]	110	[5]	606		416		111
Earnings (loss) from discontinued operations, net of tax	0	[6]	0	[7]	0	[8]	9	[9]	(4)	[2]	9	[3]	7	[4]	(3)	[5]	9		9		(22)
Net earnings	12	[6]	174	[7]	220	[8]	240	[9]	(12)	[2]	176	[3]	154	[4]	107	[5]	646		425		89
Basic earnings per share
Income (Loss) from Continuing Operations, Per Basic Share	$ 0.09	[6]	$ 1.25	[7]	$ 1.55	[8]	$ 1.42	[9]	$ (0.06)	[10],[11],[5]	$ 1.17	[10],[11],[5]	$ 1.01	[10],[11],[5]	$ 0.76	[10],[11],[5]	$ 4.34		$ 2.88		$ 0.77
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic Share	$ 0.00	[6]	$ 0.00	[7]	$ 0.00	[8]	$ 0.28	[9]	$ (0.03)	[10],[12],[13],[5]	$ 0.06	[10],[12],[13],[5]	$ 0.06	[10],[12],[13],[5]	$ (0.02)	[10],[12],[13],[5]	$ 0.29		$ 0.07		$ (0.16)
Net earnings per share - Basic (in dollars per share)	$ 0.09	[6]	$ 1.25	[7]	$ 1.55	[8]	$ 1.70	[9]	$ (0.09)	[2]	$ 1.23	[3]	$ 1.07	[4]	$ 0.70	[5]	$ 4.63		$ 2.95		$ 0.61
Diluted earnings per share
Earnings from continuing operations - Diluted (in dollars per share)	$ 0.09	[6]	$ 1.22	[7]	$ 1.51	[8]	$ 1.39	[9]	$ (0.06)	[10],[11],[4]	$ 1.14	[10],[11],[4]	$ 1.00	[10],[11],[4]	$ 0.75	[10],[11],[4]	$ 4.24		$ 2.81		$ 0.76
Earnings (loss) from discontinued operations - Diluted (in dollars per share)	$ 0.00	[6]	$ 0.00	[7]	$ 0.00	[8]	$ 0.27	[9]	$ (0.03)	[10],[11],[4]	$ 0.06	[10],[11],[4]	$ 0.05	[10],[11],[4]	$ (0.02)	[10],[11],[12],[4]	$ 0.28		$ 0.07		$ (0.15)
Net earnings per share - Diluted (in dollars per share)	$ 0.09	[6]	$ 1.22	[7]	$ 1.51	[8]	$ 1.66	[9]	$ (0.09)	[2]	$ 1.20	[3]	$ 1.05	[4]	$ 0.73	[10],[11],[5]	$ 4.52		$ 2.88		$ 0.61
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Net earnings	12	[6]	174	[7]	220	[8]	240	[9]	(12)	[2]	176	[3]	154	[4]	107	[5]	646		425		89
Amortization of prior service credits included in net periodic costs																	(21)		(26)		(27)
Other Comprehensive Income (Loss), Net of Tax																	(56)		(34)		(3)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent																	590		391		86
Retained Earnings (Accumulated Deficit) [Abstract]
Retained earnings at beginning of period							2,253								1,957		2,253		1,957		1,996
Net earnings	12	[6]	174	[7]	220	[8]	240	[9]	(12)	[2]	176	[3]	154	[4]	107	[5]	646		425		89
Retained earnings at end of period	2,760								2,253								2,760		2,253		1,957
MTM adjustment for pension and OPEB plans actuarial net losses																	144		53		91
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION [Abstract]
Retained earnings	2,760								2,253								2,760		2,253		1,957
Accumulated Other Comprehensive Income (Loss), Net of Tax	138								194								138		194		228
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net earnings	12	[6]	174	[7]	220	[8]	240	[9]	(12)	[2]	176	[3]	154	[4]	107	[5]	646		425		89
Provision (benefit) for deferred income taxes																	(22)		47		155
Pension and other postretirement contributions (in excess of) less than expenses																	(15)	[14]	12	[14]	(107)	[14]
Other items, net																	78	[14]	17	[14]	12	[14]
Change In Method Of Accounting For Actuarial Gains And Losses For Pension And OPEB [Member] | As Previously Reported [Member]
CONSOLIDATED STATEMENTS OF EARNINGS, COMPREHENSIVE INCOME and RETAINED EARNINGS
Cost of sales																	5,538	[1]	4,368	[1]	3,364	[1]
Gross profit																	1,640		1,474		1,032
Selling, general and administrative expenses																	469	[1]	431	[1]	367	[1]
Research and development expenses																	158	[1]			124	[1]
Operating Earnings (loss)																	1,021		862		345
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest																	964		636		254
Provision for income taxes from continuing operations																	307		211		100
Earnings (loss) from continuing operations																	657		425		154
Earnings (loss) from discontinued operations, net of tax																	8		13		(18)
Net earnings																	696		438		136
Basic earnings per share
Income (Loss) from Continuing Operations, Per Basic Share																	$ 4.70		$ 2.95		$ 1.06
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic Share																	$ 0.28		$ 0.09		$ (0.12)
Net earnings per share - Basic (in dollars per share)																	$ 4.98		$ 3.04		$ 0.94
Diluted earnings per share
Earnings from continuing operations - Diluted (in dollars per share)																	$ 4.59		$ 2.88		$ 1.05
Earnings (loss) from discontinued operations - Diluted (in dollars per share)																	$ 0.27		$ 0.08		$ (0.12)
Net earnings per share - Diluted (in dollars per share)																	$ 4.86		$ 2.96		$ 0.93
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Net earnings																	696		438		136
Prior Service Costs Arising During Period																	(71)	[13],[15]	(39)	[13],[15]	(74)	[13],[15]
Other Comprehensive Income (Loss), Net of Tax																	(106)		(47)		(50)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent																	590		391		86
Retained Earnings (Accumulated Deficit) [Abstract]
Retained earnings at beginning of period							2,879								2,570		2,879		2,570		2,562
Net earnings																	696		438		136
Retained earnings at end of period	3,436								2,879								3,436		2,879		2,570
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION [Abstract]
Retained earnings	3,436								2,879								3,436		2,879		2,570
Accumulated Other Comprehensive Income (Loss), Net of Tax	(538)								(432)								(538)		(432)
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net earnings																	696		438		136
Provision (benefit) for deferred income taxes																	11		59		185
Pension and other postretirement contributions (in excess of) less than expenses																	(65)	[14]	(1)	[14]	(154)	[14]
Other items, net																	45	[14]	5	[14]	(18)	[14]
Change In Method Of Accounting For Actuarial Gains And Losses For Pension And OPEB [Member] | Effect of Accounting Change [Member]
CONSOLIDATED STATEMENTS OF EARNINGS, COMPREHENSIVE INCOME and RETAINED EARNINGS
Cost of sales																	71	[1]	15	[1]	56	[1]
Gross profit	(120)		13		11		25		(36)		8		6		7		(71)		(15)		(56)
Selling, general and administrative expenses																	12	[1]	3	[1]	12	[1]
Research and development expenses																	1	[1]			1	[1]
Operating Earnings (loss)																	(84)		(18)		(69)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest																	(84)		(18)		(69)
Provision for income taxes from continuing operations																	(33)		(9)		(26)
Earnings (loss) from continuing operations	(88)		9		9		19		(25)		5		6		5		(51)		(9)		(43)
Earnings (loss) from discontinued operations, net of tax							1		(6)		1				1		1		(4)		(4)
Net earnings	(88)		9		9		20		(31)		6		6		6		(50)		(13)		(47)
Basic earnings per share
Income (Loss) from Continuing Operations, Per Basic Share	$ (0.64)		$ 0.06		$ 0.06		$ 0.13		$ (0.18)		$ 0.04		$ 0.03		$ 0.04		$ (0.36)		$ (0.07)		$ (0.29)
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic Share							$ 0.02		$ (0.04)				$ 0.01				$ 0.01		$ (0.02)		$ (0.04)
Net earnings per share - Basic (in dollars per share)	$ (0.64)		$ 0.06		$ 0.06		$ 0.15		$ (0.22)		$ 0.04		$ 0.04		$ 0.04		$ (0.35)		$ (0.09)		$ (0.33)
Diluted earnings per share
Earnings from continuing operations - Diluted (in dollars per share)	$ (0.62)		$ 0.06		$ 0.06		$ 0.13		$ (0.17)		$ 0.03		$ 0.04		$ 0.04		$ (0.35)		$ (0.07)		$ (0.29)
Earnings (loss) from discontinued operations - Diluted (in dollars per share)							$ 0.01		$ (0.04)		$ 0.01						$ 0.01		$ (0.07)		$ (0.03)
Net earnings per share - Diluted (in dollars per share)	$ (0.62)		$ 0.06		$ 0.06		$ 0.14		$ (0.21)		$ 0.04		$ 0.04		$ 0.04		$ (0.34)		$ (0.01)		$ (0.32)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Net earnings	(88)		9		9		20		(31)		6		6		6		(50)		(13)		(47)
Prior Service Costs Arising During Period																	50	[13],[15]	13	[13],[15]	47	[13],[15]
Other Comprehensive Income (Loss), Net of Tax																	50		13		47
Comprehensive Income (Loss), Net of Tax, Attributable to Parent																	0		0		0
Retained Earnings (Accumulated Deficit) [Abstract]
Retained earnings at beginning of period							(626)								(613)		(626)		(613)		(566)
Net earnings	(88)		9		9		20		(31)		6		6		6		(50)		(13)		(47)
Retained earnings at end of period	(676)								(626)								(676)		(626)		(613)
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION [Abstract]
Retained earnings	(676)								(626)								(676)		(626)		(613)
Accumulated Other Comprehensive Income (Loss), Net of Tax	676								626								676		626
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net earnings	(88)		9		9		20		(31)		6		6		6		(50)		(13)		(47)
Provision (benefit) for deferred income taxes																	(33)		(12)		(30)
Pension and other postretirement contributions (in excess of) less than expenses																	50	[14]	13	[14]	47	[14]
Other items, net																	$ 33	[14]	$ 12	[14]	$ 30	[14]

[1]	Includes MTM adjustment for pension and OPEB plans actuarial net losses of $91 million
[2]	For quarter ended December 31, 2010, the retrospective change from the accounting change for pension and OPEB plans, which included losses of $53 million and $10 million for MTM adjustments for continuing operations and discontinued operations, respectively, decreased gross profit $36 million, earnings (loss) from continuing operations $25 million, earnings (loss) from discontinued operations, net of tax $6 million, net earnings (loss) $31 million, basic and diluted earnings (loss) per share from continuing operations $0.18 and $0.17, respectively, basic and diluted earnings (loss) per share from discontinued operations $0.04, and basic and diluted earnings (loss) per share for net earnings (loss) $0.22 and $0.21, respectively.
[3]	For quarter ended September 30, 2010, the retrospective change from the accounting change for pension and OPEB plans increased gross profit $8 million, earnings from continuing operations $5 million, earnings from discontinued operations, net of tax $1 million, net earnings $6 million, basic and diluted earnings per share from continuing operations $0.04 and $0.03, respectively, diluted earnings per share from discontinued operations $0.01, and basic and diluted earnings per share for net earnings $0.04.
[4]	For quarter ended June 30, 2010, the retrospective change from the accounting change for pension and OPEB plans increased gross profit $6 million, earnings from continuing operations and net earnings $6 million, basic and diluted earnings per share for earnings from continuing operations $0.03 and $0.04, respectively, basic earnings per share for earnings from discontinued operations $0.01, and basic and diluted earnings per share for net earnings $0.04.
[5]	For quarter ended March 31, 2010, the retrospective change from the accounting change for pension and OPEB plans increased gross profit $7 million, earnings from continuing operations $5 million, earnings from discontinued operations, net of tax $1 million, net earnings $6 million, basic and diluted earnings per share for earnings from continuing operations and net earnings $0.04.
[6]	For quarter ended December 31, 2011, the retrospective change from the accounting change for pension and OPEB plans, which included $159 million loss for MTM adjustments, decreased gross profit $120 million, earnings from continuing operations and net earnings $88 million, and basic and diluted earnings per share for both earnings from continuing operations and net earnings $0.64 and $0.62, respectively.
[7]	For quarter ended September 30, 2011, the retrospective change from the accounting change for pension and OPEB plans increased gross profit $13 million, earnings from continuing operations and net earnings $9 million, and basic and diluted earnings per share for earnings from continuing operations and net earnings $0.06.
[8]	For quarter ended June 30, 2011, the retrospective change from the accounting change for pension and OPEB plans increased gross profit $11 million, earnings from continuing operations and net earnings $9 million, and basic and diluted earnings per share for earnings from continuing operations and net earnings $0.06.
[9]	For quarter ended March 31, 2011, the retrospective change from the accounting change for pension and OPEB plans, which included $15 million gain for MTM adjustments, increased gross profit $25 million, earnings from continuing operations $19 million, earnings from discontinued operations, net of tax $1 million, net earnings $20 million, basic and diluted earnings per share from continuing operations $0.13, basic and diluted earnings per share from discontinued operations $0.02 and $0.01, respectively, and basic and diluted net earnings per share $0.15 and $0.14, respectively.
[10]	Each quarter is calculated as a discrete period; the sum of the four quarters may not equal the calculated full year amount.
[11]	All per share amounts have been retrospectively adjusted for all periods presented for the two-for-one stock split on October 3, 2011. For additional information, see Note 17, "Stockholders' Equity".
[12]	In first quarter 2011, the Company completed the sale of the PET business, related assets at the Columbia, South Carolina site, and technology of its Performance Polymers segment. The PET business, assets, and technology sold were substantially all of the Performance Polymers segment. Performance Polymers segment operating results are presented as discontinued operations for all periods presented and are therefore not included in results from continuing operations in accordance with GAAP.
[13]	As Previously Reported (Before Accounting Change) included amortization of net losses.
[14]	Updated to reflect first quarter 2012 presentation of cash flows from operating activities.
[15]	Updated to reflect change in accounting guidance for presentation of other comprehensive income.